Segment information (Details) $ in Millions	3 Months Ended												12 Months Ended
	Dec. 31, 2017 ARS ($) segment	Sep. 30, 2017 ARS ($)	Jun. 30, 2017 ARS ($)	Mar. 31, 2017 ARS ($)	Dec. 31, 2016 ARS ($) segment company	Sep. 30, 2016 ARS ($)	Jun. 30, 2016 ARS ($)	Mar. 31, 2016 ARS ($)	Dec. 31, 2015 ARS ($) segment company	Sep. 30, 2015 ARS ($)	Jun. 30, 2015 ARS ($)	Mar. 31, 2015 ARS ($)	Dec. 31, 2017 ARS ($) segment	Dec. 31, 2016 ARS ($) segment company	Dec. 31, 2015 ARS ($) segment company
Operating segments
Number of companies | company					6				6					6	6
Number of reportable segments | segment	3				3				3				3	3	3
Total revenues and other income													$ 65,319	$ 53,323	$ 40,540
Employee benefit expenses and severance payments													(12,718)	(9,800)	(7,253)
Interconnection costs and other telecommunication charges													(3,148)	(2,553)	(2,170)
Fees for services, maintenance, materials and supplies													(6,600)	(5,006)	(3,919)
Taxes and fees with the Regulatory Authority													(6,107)	(5,125)	(3,943)
Commissions													(3,631)	(3,849)	(3,193)
Cost of equipments and handsets													(6,684)	(6,188)	(4,595)
Advertising													(1,218)	(874)	(814)
Cost of VAS													(874)	(1,499)	(1,256)
Provisions													(590)	(187)	(113)
Bad debt expenses													(1,113)	(1,228)	(564)
Other operating expenses													(3,280)	(2,590)	(1,854)
Operating income before D&A	$ 5,110	$ 4,902	$ 4,706	$ 4,638	$ 4,214	$ 3,446	$ 3,362	$ 3,402	$ 3,202	$ 2,529	$ 2,501	$ 2,634	19,356	14,424	10,866
Depreciation of PP&E													(5,039)	(4,358)	(3,046)
Amortization of intangible assets													(1,889)	(1,840)	(1,392)
Disposals and impairment of PP&E													(316)	(383)	(199)
Operating income	3,094	3,167	2,958	2,893	2,320	1,802	1,724	1,997	1,770	1,311	1,468	1,680	12,112	7,843	6,229
Financial results, net	(210)	(16)	(384)	124	(562)	(636)	(489)	(557)	(910)	(73)	(30)	(89)	(486)	(2,244)	(1,102)
Income before income tax expense													11,626	5,599	5,127
Income tax expense, net													(3,902)	(1,594)	(1,692)
Net income for the year	2,029	2,056	1,673	1,966	1,510	758	802	935	657	800	937	1,041	7,724	4,005	3,435
Net income attributable to Telecom Argentina	$ 1,989	$ 2,026	$ 1,660	$ 1,955	$ 1,504	$ 746	$ 800	$ 925	$ 646	$ 801	$ 928	$ 1,028	7,630	3,975	3,403
Net income attributable to non-controlling interest													94	30	32
Service revenues													56,971	45,354	34,480
Equipment sales													8,215	7,886	6,016
Other income													133	83	44
Eliminations
Operating segments
Total revenues and other income													(2,758)	(2,119)	(1,989)
Interconnection costs and other telecommunication charges													1,809	1,329	1,389
Fees for services, maintenance, materials and supplies													610	509	419
Commissions													95	59	48
Other operating expenses													244	222	133
Fixed services
Operating segments
Total revenues and other income													20,531	15,080	10,775
Cost of equipments and handsets													(524)	(136)	(82)
Operating income													(512)	(416)	(787)
Service revenues													19,797	14,923	10,675
Equipment sales													663	91	61
Other income													71	66	39
Fixed services | Operating segment
Operating segments
Total revenues and other income													22,952	17,027	12,609
Employee benefit expenses and severance payments													(9,625)	(7,220)	(5,268)
Interconnection costs and other telecommunication charges													(1,200)	(961)	(719)
Fees for services, maintenance, materials and supplies													(3,546)	(2,311)	(1,769)
Taxes and fees with the Regulatory Authority													(1,581)	(1,118)	(818)
Commissions													(417)	(327)	(268)
Cost of equipments and handsets													(524)	(136)	(82)
Advertising													(194)	(126)	(108)
Cost of VAS													(45)	(53)	(38)
Provisions													(183)	(78)	(17)
Bad debt expenses													(193)	(152)	(79)
Other operating expenses													(1,594)	(1,276)	(934)
Operating income before D&A													3,850	3,269	2,509
Depreciation of PP&E													(2,072)	(1,686)	(1,341)
Amortization of intangible assets													(164)	(211)	(185)
Disposals and impairment of PP&E													(21)	1	(91)
Operating income													1,593	1,373	910
Operating income															892
Equipment sales													663	91	61
Fixed services | Eliminations
Operating segments
Total revenues and other income													(2,421)	(1,947)	(1,834)
Operating income													(2,105)	(1,789)	(1,697)
Mobile Services
Operating segments
Total revenues and other income													44,788	38,243	29,765
Operating income													12,624	8,259	7,016
Service revenues													37,174	30,431	23,805
Equipment sales													7,552	7,795	5,955
Other income													62	17	5
Mobile Services | Operating segment
Operating segments
Total revenues and other income													45,125	38,415	29,920
Employee benefit expenses and severance payments													(3,093)	(2,580)	(1,985)
Interconnection costs and other telecommunication charges													(3,757)	(2,921)	(2,840)
Fees for services, maintenance, materials and supplies													(3,664)	(3,204)	(2,569)
Taxes and fees with the Regulatory Authority													(4,526)	(4,007)	(3,125)
Commissions													(3,309)	(3,581)	(2,973)
Cost of equipments and handsets													(6,160)	(6,052)	(4,513)
Advertising													(1,024)	(748)	(706)
Cost of VAS													(829)	(1,446)	(1,218)
Provisions													(407)	(109)	(96)
Bad debt expenses													(920)	(1,076)	(485)
Other operating expenses													(1,930)	(1,536)	(1,053)
Operating income before D&A													15,506	11,155	8,357
Depreciation of PP&E													(2,967)	(2,672)	(1,705)
Amortization of intangible assets													(1,725)	(1,629)	(1,207)
Disposals and impairment of PP&E													(295)	(384)	(108)
Operating income													10,519	6,470	5,319
Operating income															5,337
Equipment sales													7,552	7,795	5,955
Mobile Services | Eliminations
Operating segments
Total revenues and other income													(337)	(172)	(155)
Operating income													2,105	1,789	1,697
Personal Mobile Services
Operating segments
Total revenues and other income													41,797	35,600	28,059
Cost of equipments and handsets													(6,035)	(5,749)	(4,328)
Service revenues													34,289	28,049	22,258
Equipment sales													7,446	7,535	5,796
Other income													62	16	5
Personal Mobile Services | Operating segment
Operating segments
Total revenues and other income													42,128	35,766	28,203
Employee benefit expenses and severance payments													(2,876)	(2,381)	(1,856)
Interconnection costs and other telecommunication charges													(3,537)	(2,721)	(2,686)
Fees for services, maintenance, materials and supplies													(3,384)	(2,975)	(2,417)
Taxes and fees with the Regulatory Authority													(4,413)	(3,925)	(3,071)
Commissions													(2,965)	(3,286)	(2,774)
Cost of equipments and handsets													(6,035)	(5,749)	(4,328)
Advertising													(915)	(644)	(628)
Cost of VAS													(614)	(1,329)	(1,136)
Provisions													(406)	(109)	(96)
Bad debt expenses													(844)	(951)	(462)
Other operating expenses													(1,740)	(1,378)	(960)
Operating income before D&A													14,399	10,318	7,789
Depreciation of PP&E													(2,325)	(2,088)	(1,379)
Amortization of intangible assets													(1,636)	(1,526)	(1,141)
Disposals and impairment of PP&E													(295)	(384)	(109)
Operating income													10,143	6,320	5,160
Personal Mobile Services | Eliminations
Operating segments
Total revenues and other income													(331)	(166)	(144)
Nucleo Mobile Services
Operating segments
Total revenues and other income													2,991	2,643	1,706
Cost of equipments and handsets													(125)	(303)	(185)
Service revenues													2,885	2,382	1,547
Equipment sales													106	260	159
Other income														1
Nucleo Mobile Services | Operating segment
Operating segments
Total revenues and other income													2,997	2,649	1,717
Employee benefit expenses and severance payments													(217)	(199)	(129)
Interconnection costs and other telecommunication charges													(220)	(200)	(154)
Fees for services, maintenance, materials and supplies													(280)	(229)	(152)
Taxes and fees with the Regulatory Authority													(113)	(82)	(54)
Commissions													(344)	(295)	(199)
Cost of equipments and handsets													(125)	(303)	(185)
Advertising													(109)	(104)	(78)
Cost of VAS													(215)	(117)	(82)
Provisions													(1)
Bad debt expenses													(76)	(125)	(23)
Other operating expenses													(190)	(158)	(93)
Operating income before D&A													1,107	837	568
Depreciation of PP&E													(642)	(584)	(326)
Amortization of intangible assets													(89)	(103)	(66)
Disposals and impairment of PP&E															1
Operating income													376	150	177
Nucleo Mobile Services | Eliminations
Operating segments
Total revenues and other income													$ (6)	$ (6)	$ (11)